Equity-Accounted Investments - Financial Information of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Vessels and equipment, including vessels related to capital leases and advances on newbuilding contracts	$ 2,905,712	$ 2,215,983
Net investments in direct financing leases – non-current	495,990	643,008
Other assets – non-current	8,043	5,529
Other liabilities – non-current	57,594	60,573
Voyage revenues	432,676	396,444	$ 397,991
Income from vessel operations	148,649	153,181	181,372
Realized and unrealized loss on non-designated derivative instruments	(5,309)	(7,161)	(20,022)
Net income	48,911	157,965	217,510
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash – current	281,468	388,007
Other assets – current	97,832	111,847
Vessels and equipment, including vessels related to capital leases and advances on newbuilding contracts	3,284,441	2,837,870
Net investments in direct financing leases – non-current	1,961,299	1,776,954
Other assets – non-current	68,728	37,132
Current portion of long-term debt and obligations related to capital leases	168,715	209,814
Other liabilities – current	119,627	102,385
Long-term debt and obligations related to capital leases	3,386,800	3,233,425
Other liabilities – non-current	145,870	157,025
Voyage revenues	477,495	549,646	596,093
Income from vessel operations	178,763	268,049	302,731
Realized and unrealized loss on non-designated derivative instruments	(2,067)	(12,277)	(25,108)
Net income	$ 54,418	$ 167,052	$ 203,280